BORROWINGS	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
    Current and non-current non-recourse borrowings in subsidiaries of the company as at June 30, 2022 were $426 million and $7,467 million, respectively (December 31, 2021: $53 million and $5,193 million, respectively).
    Some of the company’s subsidiaries have credit facilities in which they borrow and repay on a monthly basis. These movements have been shown on a net basis in the unaudited interim condensed consolidated statements of cash flow.
    The company has financing arrangements within its operating businesses that trade in public markets or are held at major financial institutions. The financing arrangements are primarily composed of term loans, credit facilities, and notes and debentures which are subject to fixed or floating interest rates. Most of these borrowings are not subject to financial maintenance covenants, however, some are subject to fixed charge coverage, leverage ratios and minimum equity or liquidity covenants.
    The company’s operations are currently in compliance with all material covenant requirements and the company continues to work with its subsidiaries to monitor performance against such covenant requirements.